QS S&P 500 INDEX FUND

Schedule of investments (unaudited)	December 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
COMMUNICATION SERVICES - 10.3%
Diversified Telecommunication Services - 2.0%
AT&T Inc.	78,948	$3,085,288
CenturyLink Inc.	11,742	155,112
Verizon Communications Inc.	44,467	2,730,274

Total Diversified Telecommunication Services		5,970,674

Entertainment - 1.9%
Activision Blizzard Inc.	8,628	512,676
Electronic Arts Inc.	3,137	337,259	*
Live Nation Entertainment Inc.	1,353	96,699	*
Netflix Inc.	4,782	1,547,312	*
Take-Two Interactive Software Inc.	1,162	142,263	*
Walt Disney Co.	19,396	2,805,243

Total Entertainment		5,441,452

Interactive Media & Services - 4.9%
Alphabet Inc., Class A Shares	3,221	4,314,175	*
Alphabet Inc., Class C Shares	3,215	4,298,519	*
Facebook Inc., Class A Shares	25,748	5,284,777	*
Twitter Inc.	7,930	254,157	*

Total Interactive Media & Services		14,151,628

Media - 1.4%
Charter Communications Inc., Class A Shares	1,713	830,942	*
Comcast Corp., Class A Shares	48,514	2,181,674
Discovery Inc., Class A Shares	1,990	65,153	*
Discovery Inc., Class C Shares	4,184	127,570	*
DISH Network Corp., Class A Shares	2,930	103,927	*
Fox Corp., Class A Shares	3,898	144,499
Fox Corp., Class B Shares	1,790	65,156
Interpublic Group of Cos. Inc.	3,892	89,905
News Corp., Class A Shares	4,518	63,884
Omnicom Group Inc.	2,382	192,990
ViacomCBS Inc., Class B Shares	6,147	257,990

Total Media		4,123,690

Wireless Telecommunication Services - 0.1%
T-Mobile US Inc.	3,440	269,765	*

TOTAL COMMUNICATION SERVICES		29,957,209

See Notes to Schedule of Investments.

QS S&P 500 Index Fund 2019 Quarterly Report	1

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 0.1%
Aptiv PLC	2,828	$268,575
BorgWarner Inc.	1,824	79,125

Total Auto Components		347,700

Automobiles - 0.3%
Ford Motor Co.	43,360	403,248
General Motors Co.	13,139	480,887
Harley-Davidson Inc.	1,472	54,744

Total Automobiles		938,879

Distributors - 0.1%
Genuine Parts Co.	1,333	141,605
LKQ Corp.	3,026	108,028	*

Total Distributors		249,633

Diversified Consumer Services - 0.0%
H&R Block Inc.	2,388	56,070

Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	4,395	223,398
Chipotle Mexican Grill Inc.	273	228,531	*
Darden Restaurants Inc.	1,259	137,244
Hilton Worldwide Holdings Inc.	3,287	364,561
Las Vegas Sands Corp.	3,750	258,900
Marriott International Inc., Class A Shares	2,616	396,141
McDonald’s Corp.	8,147	1,609,929
MGM Resorts International	5,820	193,631
Norwegian Cruise Line Holdings Ltd.	2,140	124,997	*
Royal Caribbean Cruises Ltd.	1,870	249,664
Starbucks Corp.	12,849	1,129,684
Wynn Resorts Ltd.	889	123,455
Yum! Brands Inc.	3,311	333,517

Total Hotels, Restaurants & Leisure		5,373,652

Household Durables - 0.4%
DR Horton Inc.	4,017	211,897
Garmin Ltd.	1,249	121,852
Leggett & Platt Inc.	1,381	70,196
Lennar Corp., Class A Shares	2,944	164,246
Mohawk Industries Inc.	739	100,785	*
Newell Brands Inc.	4,420	84,952
NVR Inc.	38	144,720	*
PulteGroup Inc.	2,747	106,584
Whirlpool Corp.	779	114,926

Total Household Durables		1,120,158

See Notes to Schedule of Investments.

2	QS S&P 500 Index Fund 2019 Quarterly Report

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Internet & Direct Marketing Retail - 3.3%
Amazon.com Inc.	4,480	$8,278,323	*
Booking Holdings Inc.	449	922,125	*
eBay Inc.	8,038	290,252
Expedia Group Inc.	1,487	160,804

Total Internet & Direct Marketing Retail		9,651,504

Leisure Products - 0.1%
Hasbro Inc.	1,422	150,178

Multiline Retail - 0.5%
Dollar General Corp.	2,746	428,321
Dollar Tree Inc.	2,662	250,361	*
Kohl’s Corp.	1,562	79,584
Macy’s Inc.	3,129	53,193
Nordstrom Inc.	1,057	43,263
Target Corp.	5,461	700,155

Total Multiline Retail		1,554,877

Specialty Retail - 2.2%
Advance Auto Parts Inc.	784	125,566
AutoZone Inc.	269	320,462	*
Best Buy Co. Inc.	2,344	205,803
CarMax Inc.	1,835	160,875	*
Gap Inc.	2,770	48,974
Home Depot Inc.	11,716	2,558,540
L Brands Inc.	2,818	51,062
Lowe’s Cos. Inc.	8,239	986,703
O’Reilly Automotive Inc.	839	367,700	*
Ross Stores Inc.	3,805	442,978
Tiffany & Co.	1,245	166,394
TJX Cos. Inc.	12,754	778,759
Tractor Supply Co.	1,256	117,361
Ulta Beauty Inc.	603	152,643	*

Total Specialty Retail		6,483,820

Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd.	1,513	57,721	*
Hanesbrands Inc.	3,098	46,005
NIKE Inc., Class B Shares	13,298	1,347,220
PVH Corp.	917	96,422

See Notes to Schedule of Investments.

QS S&P 500 Index Fund 2019 Quarterly Report	3

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Textiles, Apparel & Luxury Goods - (continued)
Ralph Lauren Corp.	631	$73,966
Tapestry Inc.	3,278	88,408
Under Armour Inc., Class A Shares	2,300	49,680	*
Under Armour Inc., Class C Shares	2,316	44,421	*
VF Corp.	3,474	346,219

Total Textiles, Apparel & Luxury Goods		2,150,062

TOTAL CONSUMER DISCRETIONARY		28,076,533

CONSUMER STAPLES - 7.1%
Beverages - 1.8%
Brown-Forman Corp., Class B Shares	1,828	123,573
Coca-Cola Co.	41,939	2,321,323
Constellation Brands Inc., Class A Shares	1,839	348,950
Molson Coors Brewing Co., Class B Shares	2,269	122,299
Monster Beverage Corp.	4,154	263,987	*
PepsiCo Inc.	15,112	2,065,357

Total Beverages		5,245,489

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	4,784	1,406,113
Kroger Co.	9,136	264,853
Sysco Corp.	5,396	461,574
Walgreens Boots Alliance Inc.	7,898	465,666
Walmart Inc.	15,358	1,825,145

Total Food & Staples Retailing		4,423,351

Food Products - 1.1%
Archer-Daniels-Midland Co.	6,054	280,603
Campbell Soup Co.	1,463	72,301
Conagra Brands Inc.	5,012	171,611
General Mills Inc.	6,326	338,821
Hershey Co.	1,514	222,528
Hormel Foods Corp.	3,182	143,540
JM Smucker Co.	1,187	123,602
Kellogg Co.	2,585	178,779
Kraft Heinz Co.	7,014	225,360
Lamb Weston Holdings Inc.	1,680	144,530
McCormick & Co. Inc., Non Voting Shares	1,310	222,346
Mondelez International Inc., Class A Shares	15,852	873,128
Tyson Foods Inc., Class A Shares	3,274	298,065

Total Food Products		3,295,214

See Notes to Schedule of Investments.

4	QS S&P 500 Index Fund 2019 Quarterly Report

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Household Products - 1.7%
Church & Dwight Co. Inc.	2,549	$179,297
Clorox Co.	1,434	220,176
Colgate-Palmolive Co.	9,553	657,628
Kimberly-Clark Corp.	3,736	513,887
Procter & Gamble Co.	27,040	3,377,296

Total Household Products		4,948,284

Personal Products - 0.2%
Coty Inc., Class A Shares	3,576	40,230
Estee Lauder Cos. Inc., Class A Shares	2,333	481,858

Total Personal Products		522,088

Tobacco - 0.8%
Altria Group Inc.	19,940	995,205
Philip Morris International Inc.	16,727	1,423,301

Total Tobacco		2,418,506

TOTAL CONSUMER STAPLES		20,852,932

ENERGY - 4.3%
Energy Equipment & Services - 0.4%
Baker Hughes Co.	5,922	151,781
Halliburton Co.	10,174	248,958
Helmerich & Payne Inc.	1,517	68,917
National Oilwell Varco Inc.	4,715	118,111
Schlumberger Ltd.	14,671	589,774
TechnipFMC PLC	4,355	93,371

Total Energy Equipment & Services		1,270,912

Oil, Gas & Consumable Fuels - 3.9%
Apache Corp.	4,731	121,066
Cabot Oil & Gas Corp.	4,506	78,450
Chevron Corp.	20,215	2,436,110
Cimarex Energy Co.	1,200	62,988
Concho Resources Inc.	2,150	188,276
ConocoPhillips	11,508	748,365
Devon Energy Corp.	4,322	112,242
Diamondback Energy Inc.	1,740	161,576
EOG Resources Inc.	6,456	540,755
Exxon Mobil Corp.	45,962	3,207,228
Hess Corp.	2,525	168,695
HollyFrontier Corp.	1,430	72,515
Kinder Morgan Inc.	21,418	453,419
Marathon Oil Corp.	7,830	106,331
Marathon Petroleum Corp.	7,152	430,908
Noble Energy Inc.	5,769	143,302

See Notes to Schedule of Investments.

QS S&P 500 Index Fund 2019 Quarterly Report	5

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp.	9,308	$383,583
ONEOK Inc.	4,646	351,563
Phillips 66	4,482	499,340
Pioneer Natural Resources Co.	1,883	285,030
Valero Energy Corp.	4,494	420,863
Williams Cos. Inc.	13,728	325,628

Total Oil, Gas & Consumable Fuels		11,298,233

TOTAL ENERGY		12,569,145

FINANCIALS - 12.8%
Banks - 5.6%
Bank of America Corp.	87,449	3,079,954
Citigroup Inc.	23,570	1,883,007
Citizens Financial Group Inc.	4,580	185,994
Comerica Inc.	1,200	86,100
Fifth Third Bancorp	7,961	244,721
First Republic Bank	1,960	230,202
Huntington Bancshares Inc.	9,409	141,888
JPMorgan Chase & Co.	33,851	4,718,829
KeyCorp	11,505	232,861
M&T Bank Corp.	1,349	228,993
People’s United Financial Inc.	4,395	74,275
PNC Financial Services Group Inc.	4,823	769,895
Regions Financial Corp.	10,481	179,854
SVB Financial Group	517	129,788	*
Truist Financial Corp.	14,805	833,818
US Bancorp	15,555	922,256
Wells Fargo & Co.	41,620	2,239,156
Zions Bancorp NA	1,264	65,627

Total Banks		16,247,218

Capital Markets - 2.7%
Ameriprise Financial Inc.	1,450	241,541
Bank of New York Mellon Corp.	8,860	445,924
BlackRock Inc.	1,290	648,483
Cboe Global Markets Inc.	1,390	166,800
Charles Schwab Corp.	12,141	577,426
CME Group Inc.	3,753	753,302
E*TRADE Financial Corp.	2,689	122,000
Franklin Resources Inc.	3,205	83,266
Goldman Sachs Group Inc.	3,477	799,466
Intercontinental Exchange Inc.	6,163	570,386

See Notes to Schedule of Investments.

6	QS S&P 500 Index Fund 2019 Quarterly Report

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Capital Markets - (continued)
Invesco Ltd.	3,260	$58,615
MarketAxess Holdings Inc.	440	166,808
Moody’s Corp.	1,792	425,439
Morgan Stanley	13,131	671,257
MSCI Inc.	914	235,976
Nasdaq Inc.	1,123	120,273
Northern Trust Corp.	2,391	254,020
Raymond James Financial Inc.	1,200	107,352
S&P Global Inc.	2,698	736,689
State Street Corp.	3,797	300,343
T Rowe Price Group Inc.	2,488	303,138

Total Capital Markets		7,788,504

Consumer Finance - 0.6%
American Express Co.	7,058	878,651
Capital One Financial Corp.	5,019	516,505
Discover Financial Services	3,611	306,285
Synchrony Financial	6,317	227,475

Total Consumer Finance		1,928,916

Diversified Financial Services - 1.6%
Berkshire Hathaway Inc., Class B Shares	21,161	4,792,966	*

Insurance - 2.3%
Aflac Inc.	7,421	392,571
Allstate Corp.	3,594	404,145
American International Group Inc.	9,638	494,719
Aon PLC	2,592	539,888
Arthur J Gallagher & Co.	1,846	175,795
Assurant Inc.	718	94,115
Chubb Ltd.	5,030	782,970
Cincinnati Financial Corp.	1,588	166,978
Everest Re Group Ltd.	424	117,380
Globe Life Inc.	1,095	115,249
Hartford Financial Services Group Inc.	3,849	233,904
Lincoln National Corp.	2,197	129,645
Loews Corp.	2,767	145,240
Marsh & McLennan Cos. Inc.	5,494	612,086
MetLife Inc.	8,458	431,104
Principal Financial Group Inc.	3,019	166,045
Progressive Corp.	6,296	455,767
Prudential Financial Inc.	4,409	413,300
Travelers Cos. Inc.	2,805	384,145

See Notes to Schedule of Investments.

QS S&P 500 Index Fund 2019 Quarterly Report	7

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Insurance - (continued)
Unum Group	2,913	$84,943
Willis Towers Watson PLC	1,392	281,100
WR Berkley Corp.	1,500	103,650

Total Insurance		6,724,739

TOTAL FINANCIALS		37,482,343

HEALTH CARE - 14.1%
Biotechnology - 2.0%
AbbVie Inc.	16,080	1,423,723
Alexion Pharmaceuticals Inc.	2,354	254,585	*
Amgen Inc.	6,455	1,556,107
Biogen Inc.	1,956	580,404	*
Gilead Sciences Inc.	13,974	908,031
Incyte Corp.	2,078	181,451	*
Regeneron Pharmaceuticals Inc.	884	331,924	*
Vertex Pharmaceuticals Inc.	2,744	600,799	*

Total Biotechnology		5,837,024

Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	18,710	1,625,151
ABIOMED Inc.	500	85,295	*
Align Technology Inc.	814	227,139	*
Baxter International Inc.	5,110	427,298
Becton Dickinson and Co.	3,005	817,270
Boston Scientific Corp.	15,073	681,601	*
Cooper Cos. Inc.	527	169,320
Danaher Corp.	6,876	1,055,329
DENTSPLY SIRONA Inc.	2,099	118,782
Edwards Lifesciences Corp.	2,272	530,035	*
Hologic Inc.	3,260	170,205	*
IDEXX Laboratories Inc.	959	250,424	*
Intuitive Surgical Inc.	1,242	734,208	*
Medtronic PLC	14,671	1,664,425
ResMed Inc.	1,526	236,484
STERIS PLC	820	124,984
Stryker Corp.	3,462	726,812
Teleflex Inc.	510	191,984
Varian Medical Systems Inc.	935	132,779	*
Zimmer Biomet Holdings Inc.	2,194	328,398

Total Health Care Equipment & Supplies		10,297,923

See Notes to Schedule of Investments.

8	QS S&P 500 Index Fund 2019 Quarterly Report

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	1,629	$138,498
Anthem Inc.	2,715	820,011
Cardinal Health Inc.	3,152	159,428
Centene Corp.	4,538	285,304	*
Cigna Corp.	4,031	824,299
CVS Health Corp.	14,038	1,042,883
DaVita Inc.	701	52,596	*
HCA Healthcare Inc.	3,032	448,160
Henry Schein Inc.	1,642	109,554	*
Humana Inc.	1,435	525,956
Laboratory Corp. of America Holdings	1,048	177,290	*
McKesson Corp.	1,859	257,137
Quest Diagnostics Inc.	1,258	134,342
UnitedHealth Group Inc.	10,197	2,997,714
Universal Health Services Inc., Class B Shares	799	114,625
WellCare Health Plans Inc.	560	184,918	*

Total Health Care Providers & Services		8,272,715

Health Care Technology - 0.1%
Cerner Corp.	3,755	275,579

Life Sciences Tools & Services - 1.0%
Agilent Technologies Inc.	3,325	283,656
Illumina Inc.	1,580	524,149	*
IQVIA Holdings Inc.	1,749	270,238	*
Mettler-Toledo International Inc.	286	226,878	*
PerkinElmer Inc.	999	97,003
Thermo Fisher Scientific Inc.	4,392	1,426,829
Waters Corp.	679	158,648	*

Total Life Sciences Tools & Services		2,987,401

Pharmaceuticals - 4.6%
Allergan PLC	3,466	662,595
Bristol-Myers Squibb Co.	25,214	1,618,487
Eli Lilly & Co.	9,443	1,241,093
Johnson & Johnson	28,342	4,134,248
Merck & Co. Inc.	27,532	2,504,035
Mylan NV	5,798	116,540	*
Perrigo Co. PLC	1,347	69,586
Pfizer Inc.	59,812	2,343,434
Zoetis Inc.	5,128	678,691

Total Pharmaceuticals		13,368,709

TOTAL HEALTH CARE		41,039,351

See Notes to Schedule of Investments.

QS S&P 500 Index Fund 2019 Quarterly Report	9

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
INDUSTRIALS - 9.0%
Aerospace & Defense - 2.4%
Arconic Inc.	4,439	$136,588
Boeing Co.	5,685	1,851,945
General Dynamics Corp.	2,574	453,925
Huntington Ingalls Industries Inc.	335	84,045
L3Harris Technologies Inc.	2,483	491,311
Lockheed Martin Corp.	2,723	1,060,282
Northrop Grumman Corp.	1,719	591,284
Raytheon Co.	3,077	676,140
Textron Inc.	2,736	122,026
TransDigm Group Inc.	524	293,440
United Technologies Corp.	8,725	1,306,656

Total Aerospace & Defense		7,067,642

Air Freight & Logistics - 0.5%
CH Robinson Worldwide Inc.	1,271	99,392
Expeditors International of Washington Inc.	1,952	152,295
FedEx Corp.	2,525	381,806
United Parcel Service Inc., Class B Shares	7,570	886,144

Total Air Freight & Logistics		1,519,637

Airlines - 0.4%
Alaska Air Group Inc.	1,196	81,029
American Airlines Group Inc.	4,217	120,944
Delta Air Lines Inc.	5,802	339,301
Southwest Airlines Co.	5,479	295,756
United Airlines Holdings Inc.	2,331	205,338	*

Total Airlines		1,042,368

Building Products - 0.3%
Allegion PLC	914	113,829
AO Smith Corp.	1,780	84,799
Fortune Brands Home & Security Inc.	1,137	74,292
Johnson Controls International PLC	8,017	326,372
Masco Corp.	3,189	153,040

Total Building Products		752,332

Commercial Services & Supplies - 0.4%
Cintas Corp.	971	261,277
Copart Inc.	2,400	218,256	*
Republic Services Inc.	2,393	214,485
Rollins Inc.	1,695	56,206
Waste Management Inc.	4,246	483,874

Total Commercial Services & Supplies		1,234,098

See Notes to Schedule of Investments.

10	QS S&P 500 Index Fund 2019 Quarterly Report

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Construction & Engineering - 0.1%
Jacobs Engineering Group Inc.	1,331	$119,564
Quanta Services Inc.	1,672	68,067

Total Construction & Engineering		187,631

Electrical Equipment - 0.5%
AMETEK Inc.	2,761	275,382
Eaton Corp. PLC	3,846	364,293
Emerson Electric Co.	5,858	446,731
Rockwell Automation Inc.	1,323	268,133

Total Electrical Equipment		1,354,539

Industrial Conglomerates - 1.3%
3M Co.	6,285	1,108,800
General Electric Co.	94,745	1,057,354
Honeywell International Inc.	7,547	1,335,819
Roper Technologies Inc.	1,136	402,405

Total Industrial Conglomerates		3,904,378

Machinery - 1.6%
Caterpillar Inc.	5,939	877,071
Cummins Inc.	1,745	312,285
Deere & Co.	3,425	593,415
Dover Corp.	1,361	156,869
Flowserve Corp.	1,680	83,614
Fortive Corp.	3,337	254,913
IDEX Corp.	850	146,200
Illinois Tool Works Inc.	3,325	597,270
Ingersoll-Rand PLC	2,751	365,663
PACCAR Inc.	3,723	294,489
Parker-Hannifin Corp.	1,369	281,768
Pentair PLC	1,988	91,190
Snap-on Inc.	634	107,400
Stanley Black & Decker Inc.	1,704	282,421
Westinghouse Air Brake Technologies Corp.	1,486	115,611
Xylem Inc.	2,084	164,198

Total Machinery		4,724,377

Professional Services - 0.3%
Equifax Inc.	1,441	201,913
IHS Markit Ltd.	3,900	293,865	*
Nielsen Holdings PLC	3,464	70,319
Robert Half International Inc.	1,065	67,255
Verisk Analytics Inc.	1,678	250,592

Total Professional Services		883,944

See Notes to Schedule of Investments.

QS S&P 500 Index Fund 2019 Quarterly Report	11

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Road & Rail - 1.0%
CSX Corp.	8,551	$618,751
J.B. Hunt Transport Services Inc.	931	108,722
Kansas City Southern	1,010	154,692
Norfolk Southern Corp.	2,833	549,970
Old Dominion Freight Line Inc.	700	132,846
Union Pacific Corp.	7,532	1,361,710

Total Road & Rail		2,926,691

Trading Companies & Distributors - 0.2%
Fastenal Co.	6,274	231,824
United Rentals Inc.	788	131,415	*
W.W. Grainger Inc.	488	165,198

Total Trading Companies & Distributors		528,437

TOTAL INDUSTRIALS		26,126,074

INFORMATION TECHNOLOGY - 22.9%
Communications Equipment - 0.9%
Arista Networks Inc.	550	111,870	*
Cisco Systems Inc.	45,397	2,177,240
F5 Networks Inc.	622	86,862	*
Juniper Networks Inc.	4,447	109,530
Motorola Solutions Inc.	1,711	275,711

Total Communications Equipment		2,761,213

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A Shares	3,264	353,263
CDW Corp.	1,544	220,545
Corning Inc.	8,695	253,111
FLIR Systems Inc.	1,536	79,980
IPG Photonics Corp.	440	63,765	*
Keysight Technologies Inc.	2,180	223,733	*
TE Connectivity Ltd.	3,450	330,648
Zebra Technologies Corp., Class A Shares	523	133,595	*

Total Electronic Equipment, Instruments & Components		1,658,640

IT Services - 5.3%
Accenture PLC, Class A Shares	6,769	1,425,348
Akamai Technologies Inc.	1,641	141,750	*
Alliance Data Systems Corp.	421	47,236
Automatic Data Processing Inc.	4,817	821,298
Broadridge Financial Solutions Inc.	1,203	148,619
Cognizant Technology Solutions Corp., Class A Shares	6,152	381,547
DXC Technology Co.	2,997	112,657
Fidelity National Information Services Inc.	6,666	927,174

See Notes to Schedule of Investments.

12	QS S&P 500 Index Fund 2019 Quarterly Report

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
IT Services - (continued)
Fiserv Inc.	6,212	$718,294	*
FleetCor Technologies Inc.	1,000	287,720	*
Gartner Inc.	943	145,316	*
Global Payments Inc.	3,060	558,634
International Business Machines Corp.	9,307	1,247,510
Jack Henry & Associates Inc.	880	128,190
Leidos Holdings Inc.	1,630	159,561
Mastercard Inc., Class A Shares	9,595	2,864,971
Paychex Inc.	3,605	306,641
PayPal Holdings Inc.	12,608	1,363,807	*
VeriSign Inc.	1,155	222,545	*
Visa Inc., Class A Shares	18,548	3,485,169
Western Union Co.	4,242	113,601

Total IT Services		15,607,588

Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices Inc.	12,177	558,437	*
Analog Devices Inc.	3,888	462,050
Applied Materials Inc.	10,070	614,673
Broadcom Inc.	4,199	1,326,968
Intel Corp.	46,868	2,805,050
KLA Corp.	1,687	300,573
Lam Research Corp.	1,475	431,290
Maxim Integrated Products Inc.	3,180	195,602
Microchip Technology Inc.	2,762	289,237
Micron Technology Inc.	12,299	661,440	*
NVIDIA Corp.	6,643	1,563,098
Qorvo Inc.	1,184	137,616	*
QUALCOMM Inc.	12,280	1,083,464
Skyworks Solutions Inc.	1,921	232,211
Texas Instruments Inc.	10,228	1,312,150
Xilinx Inc.	2,742	268,085

Total Semiconductors & Semiconductor Equipment		12,241,944

Software - 7.0%
Adobe Inc.	5,139	1,694,894	*
ANSYS Inc.	887	228,323	*
Autodesk Inc.	2,372	435,167	*
Cadence Design Systems Inc.	2,948	204,473	*
Citrix Systems Inc.	1,275	141,398
Fortinet Inc.	1,650	176,154	*
Intuit Inc.	2,852	747,024

See Notes to Schedule of Investments.

QS S&P 500 Index Fund 2019 Quarterly Report	13

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Software - (continued)
Microsoft Corp.	82,364	$12,988,803
NortonLifeLock Inc.	5,170	131,938
Oracle Corp.	23,615	1,251,123
salesforce.com Inc.	9,352	1,521,009	*
ServiceNow Inc.	2,060	581,579	*
Synopsys Inc.	1,464	203,789	*

Total Software		20,305,674

Technology Hardware, Storage & Peripherals - 4.9%
Apple Inc.	45,153	13,259,178
Hewlett Packard Enterprise Co.	13,767	218,344
HP Inc.	16,785	344,932
NetApp Inc.	2,380	148,155
Seagate Technology PLC	2,176	129,472
Western Digital Corp.	3,340	211,990
Xerox Holdings Corp.	1,849	68,173

Total Technology Hardware, Storage & Peripherals		14,380,244

TOTAL INFORMATION TECHNOLOGY		66,955,303

MATERIALS - 2.6%
Chemicals - 1.9%
Air Products & Chemicals Inc.	2,335	548,702
Albemarle Corp.	1,240	90,570
Celanese Corp.	1,430	176,062
CF Industries Holdings Inc.	2,121	101,257
Corteva Inc.	8,342	246,589
Dow Inc.	7,816	427,770
DuPont de Nemours Inc.	7,783	499,669
Eastman Chemical Co.	1,267	100,422
Ecolab Inc.	2,758	532,266
FMC Corp.	1,333	133,060
International Flavors & Fragrances Inc.	967	124,762
Linde PLC	5,958	1,268,458
LyondellBasell Industries NV, Class A Shares	2,803	264,827
Mosaic Co.	4,383	94,848
PPG Industries Inc.	2,562	342,001
Sherwin-Williams Co.	907	529,271

Total Chemicals		5,480,534

Construction Materials - 0.1%
Martin Marietta Materials Inc.	652	182,325
Vulcan Materials Co.	1,189	171,204

Total Construction Materials		353,529

See Notes to Schedule of Investments.

14	QS S&P 500 Index Fund 2019 Quarterly Report

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Containers & Packaging - 0.3%
Amcor PLC	17,729	$192,182
Avery Dennison Corp.	1,026	134,221
Ball Corp.	3,277	211,924
International Paper Co.	4,090	188,344
Packaging Corp. of America	1,140	127,669
Sealed Air Corp.	1,947	77,549
Westrock Co.	3,002	128,816

Total Containers & Packaging		1,060,705

Metals & Mining - 0.3%
Freeport-McMoRan Inc.	16,084	211,022
Newmont Goldcorp Corp.	9,323	405,085
Nucor Corp.	3,332	187,525

Total Metals & Mining		803,632

TOTAL MATERIALS		7,698,400

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities Inc.	1,165	188,241
American Tower Corp.	4,730	1,087,048
Apartment Investment & Management Co., Class A Shares	1,998	103,197
AvalonBay Communities Inc.	1,502	314,969
Boston Properties Inc.	1,677	231,191
Crown Castle International Corp.	4,535	644,650
Digital Realty Trust Inc.	2,369	283,664
Duke Realty Corp.	4,280	148,388
Equinix Inc.	913	532,918
Equity Residential	3,996	323,356
Essex Property Trust Inc.	693	208,496
Extra Space Storage Inc.	1,580	166,880
Federal Realty Investment Trust	900	115,857
Healthpeak Properties Inc.	4,799	165,421
Host Hotels & Resorts Inc.	8,863	164,409
Iron Mountain Inc.	2,809	89,523
Kimco Realty Corp.	5,780	119,704
Mid-America Apartment Communities Inc.	1,420	187,241
Prologis Inc.	6,931	617,829
Public Storage	1,677	357,134
Realty Income Corp.	3,100	228,253
Regency Centers Corp.	1,820	114,824
SBA Communications Corp.	1,132	272,801
Simon Property Group Inc.	3,386	504,378

See Notes to Schedule of Investments.

QS S&P 500 Index Fund 2019 Quarterly Report	15

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
SL Green Realty Corp.	452	$41,530
UDR Inc.	3,450	161,115
Ventas Inc.	3,955	228,362
Vornado Realty Trust	982	65,303
Welltower Inc.	4,576	374,225
Weyerhaeuser Co.	7,974	240,815

Total Equity Real Estate Investment Trusts (REITs)		8,281,722

Real Estate Management & Development - 0.1%
CBRE Group Inc., Class A Shares	3,209	196,680	*

TOTAL REAL ESTATE		8,478,402

UTILITIES - 3.3%
Electric Utilities - 2.0%
Alliant Energy Corp.	3,010	164,707
American Electric Power Co. Inc.	5,255	496,650
Duke Energy Corp.	7,787	710,252
Edison International	3,417	257,676
Entergy Corp.	2,216	265,477
Evergy Inc.	2,711	176,459
Eversource Energy	3,504	298,085
Exelon Corp.	10,756	490,366
FirstEnergy Corp.	5,168	251,165
NextEra Energy Inc.	5,212	1,262,138
Pinnacle West Capital Corp.	1,201	108,006
PPL Corp.	7,827	280,833
Southern Co.	11,208	713,950
Xcel Energy Inc.	5,801	368,305

Total Electric Utilities		5,844,069

Gas Utilities - 0.0%
Atmos Energy Corp.	1,300	145,418

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	7,746	154,145
NRG Energy Inc.	2,314	91,982

Total Independent Power and Renewable Electricity Producers		246,127

Multi-Utilities - 1.1%
Ameren Corp.	2,600	199,680
CenterPoint Energy Inc.	5,024	137,004
CMS Energy Corp.	3,175	199,517
Consolidated Edison Inc.	3,408	308,322
Dominion Energy Inc.	8,891	736,353
DTE Energy Co.	2,014	261,558

See Notes to Schedule of Investments.

16	QS S&P 500 Index Fund 2019 Quarterly Report

QS S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY		SHARES	VALUE
Multi-Utilities - (continued)
NiSource Inc.		4,429	$123,303
Public Service Enterprise Group Inc.		5,730	338,356
Sempra Energy		3,095	468,831
WEC Energy Group Inc.		3,569	329,169

Total Multi-Utilities			3,102,093

Water Utilities - 0.1%
American Water Works Co. Inc.		1,816	223,096

TOTAL UTILITIES			9,560,803

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $102,963,147)			288,796,495

	RATE
SHORT-TERM INVESTMENTS - 1.0%
Invesco Treasury Portfolio, Institutional Class (Cost - $3,032,190)	1.486%	3,032,190	3,032,190

TOTAL INVESTMENTS - 99.9% (Cost - $105,995,337)			291,828,685
Other Assets in Excess of Liabilities - 0.1%			190,670

TOTAL NET ASSETS - 100.0%			$292,019,355

*	Non-income producing security.

At December 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	21	3/20	$3,378,483	$3,392,655	$14,172

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

QS S&P 500 Index Fund 2019 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

18

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

19

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$288,796,495	—	—	$288,796,495
Short-Term Investments†	3,032,190	—	—	3,032,190

Total Investments	$291,828,685	—	—	$291,828,685

Other Financial Instruments:
Futures Contracts	$14,172	—	—	$14,172

Total	$291,842,857	—	—	$291,842,857

†	See Schedule of Investments for additional detailed categorizations.

20